Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2026 and 31 December 2025, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2026	31-12-2025
Banco Santander (Brazil)	3,309	3,031
United Kingdom (*)	1,398	609
SAM Investment Holdings Limited	1,382	1,444
Santander Consumer Germany	1,304	1,304
Santander Portugal	1,040	1,040
Santander España	998	998
Santander US Auto	971	943
Santander Holding USA (ex. Auto)	787	765
Grupo Financiero Santander (Mexico)	489	463
Banco Santander - Chile	473	470
Ebury Partners	329	326
Santander Consumer Nordics	218	211
Other entities	445	354
Total Goodwill	13,143	11,958
(*) United Kingdom includes both Santander UK and TSB Banking Group Limited.